DERIVATIVE INSTRUMENTS 1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Effect of derivatives on statements of operations
The effect of derivative instruments not designated as hedging instruments on the accompanying consolidated statements of operations was as follows (in thousands):

	Statement of Operations Location	Income Recognized in Earnings on Derivatives
		Years Ended December 31,
Derivative Instrument		2013	2012	2011
Convertible debt -conversion feature	Other income (loss)	$—	$—	$3,079

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The fair value of outstanding derivative instruments not designated as hedging instruments on the accompanying Consolidated Balance Sheets was as follows (in thousands):

Derivative Instruments	Balance Sheet Location	March 31, 2014
Canadian dollar foreign exchange forward contracts	Other current assets	$246
Canadian dollar foreign exchange forward contracts	Other current liabilities	(7,036)
The effect of derivative instruments not designated as hedging instruments on the accompanying Consolidated Statements of Operations was as follows (in thousands):

Derivative Instruments	Statement of Operations Location	Three Months Ended March 31, 2014
Canadian dollar foreign exchange forward contracts	Loss on foreign exchange	$(6,790)